Loan impairment provisions (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Loan impairment provisions
Financial Assets	£ 775,858		£ 799,491
ECL provisions	£ 4,925		£ 6,186
Expected Credit Loss, Provision Coverage	1.31%		1.66%
ECL (release)/charge	£ (707)	£ 2,858
ECL loss rate - annualised (basis points)	(0.38%)	1.54%
Amounts written off	£ 517	£ 408
Contingent liabilities
Loan impairment provisions
ECL (release)/charge	2	8
Other financial assets
Loan impairment provisions
Financial Assets	51,469		£ 55,148
ECL (release)/charge	4	5
FVOCI
Loan impairment provisions
Financial Assets	42,085		44,902
ECL provisions	6		6
FVOCI | Other financial assets
Loan impairment provisions
Financial Assets	42,085		44,902
ECL (release)/charge	0	4
Loans and advances
Loan impairment provisions
Financial Assets	375,592		372,399
Cash at central banks
Loan impairment provisions
Financial Assets	150,500		122,700
Secured
Loan impairment provisions
Financial Assets	49,800		53,800
Stage 1
Loan impairment provisions
ECL provisions	£ 433		£ 519
Expected Credit Loss, Provision Coverage	0.14%		0.18%
ECL (release)/charge	£ (701)	308
Stage 1 | Loans and advances
Loan impairment provisions
Financial Assets	316,701		£ 287,124
Stage 2
Loan impairment provisions
ECL provisions	£ 2,300		£ 3,081
Expected Credit Loss, Provision Coverage	4.32%		3.90%
ECL (release)/charge	£ (100)	2,150
Stage 2 | Loans and advances
Loan impairment provisions
Financial Assets	53,188		£ 78,917
Stage 3
Loan impairment provisions
ECL provisions	£ 2,192		£ 2,586
Expected Credit Loss, Provision Coverage	38.44%		40.67%
ECL (release)/charge	£ 94	400
Stage 3 | Loans and advances
Loan impairment provisions
Financial Assets	5,703		£ 6,358
Of which: individual
Loan impairment provisions
ECL provisions	560		831
ECL (release)/charge	(25)	131
Amounts written off	256	41
Of which: individual | Loans and advances
Loan impairment provisions
Financial Assets	1,851		2,292
Of which: collective
Loan impairment provisions
ECL provisions	1,632		1,755
ECL (release)/charge	119	269
Amounts written off	261	£ 367
Of which: collective | Loans and advances
Loan impairment provisions
Financial Assets	£ 3,852		£ 4,066